Share Repurchase Program - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 08, 2012	Dec. 31, 2012
Stock Repurchase Program [Line Items]
Stock repurchase program, repurchase aggregate amount	$ 30.0
Stock repurchase program, period	18 months
Stock repurchase program, repurchased in open market		$ 30.0
ADSs
Stock Repurchase Program [Line Items]
Stock repurchase program, repurchase aggregate ADS		2,138,993
Ordinary
Stock Repurchase Program [Line Items]
Stock repurchase program, repurchase aggregate ordinary shares		17,111,944